Shareholder Report, Line Graph (Details) 191992_Carillon Chartwell Small Cap Growth Fund_Class I_TSR Annual {Class I} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 16, 2017	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 24,869	$ 18,283	$ 14,936	$ 21,594	$ 18,541	$ 13,017	$ 10,219	$ 11,153	$ 10,000	$ 28,543
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000® Index
Accumulated Value	26,362	21,293	16,905	20,924	16,651	13,774	10,513	11,094	10,000	$ 30,882
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000® Growth Index
Accumulated Value	$ 18,256	$ 15,854	$ 13,361	$ 18,143	$ 17,642	$ 13,104	$ 10,199	$ 11,246	$ 10,000	$ 20,632